Leases - Schedule of Operating Lease Related Assets and Liabilities (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	¥ 4,374,783		$ 625,586	¥ 3,976,798
Operating lease liabilities, current	2,377,067		339,916	2,078,397
Operating lease liabilities, noncurrent	1,760,795		$ 251,790	1,934,528
Total operating lease liabilities	4,137,862			¥ 4,012,925
Operating cash flows used in operating leases	¥ 1,273,950	¥ 1,165,849
Weighted average remaining lease term (years)	1 year 11 months 23 days	2 years 7 months 2 days	1 year 11 months 23 days
Weighted average discount rate	3.58%	3.14%	3.58%